Changes to accounting policies (Tables)	12 Months Ended
Jan. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Disclosure of detailed information about effective accounting standards
During the year ended January 31, 2018 the following new standards, amendments to standards or interpretations became effective for the first time. The adoption of these interpretations, standards or amendment to standards were either not relevant for the Group or have not led to any significant impact on the Group’s financial statements.

International Accounting Standards (IAS/IFRS)	Effective Date
Amendments resulting from Annual Improvements 2014–2016 Cycle (clarifying scope)	January 1, 2017
Amendment to IAS 7, Disclosure Initiative	January 1, 2017
Amendment to IAS 12, Recognition of Deferred Tax Assets for Unrealised Losses	January 1, 2017

Disclosure of detailed information about accounting standards not yet effective
At the date of signing these Consolidated Financial Statements, the following standards, amendments and interpretations, which have not been applied in these financial statements, were in issue but not yet effective:

International Accounting Standards (IAS/IFRS)	Effective Date
IFRS 9, Financial Instruments (as revised in 2014)	January 1, 2018
IFRS 15, Revenue from Contracts with Customers	January 1, 2018
Amendment to IFRS 2 Share Based Payments, Classification and Measurement of Share-based Payment Transactions	January 1, 2018
Amendments resulting from Annual Improvements 2014–2016 Cycle	January 1, 2018
IFRIC 22 Foreign Currency Transactions and Advance Consideration	January 1, 2018
IFRS 16, Leases	January 1, 2019
Amendments to IFRS 3 Business Combinations, Remeasurement of previously held interest	January 1, 2019
Amendments to IAS 12 Income Taxes, Income tax consequences of dividends	January 1, 2019
Amendments to IAS 19 Employee Benefits, Plan amendments, curtailments or settlements	January 1, 2019
Amendments to IAS 23 Borrowing Costs, Borrowing costs eligible for capitalisation	January 1, 2019
Amendments resulting from Annual Improvements 2015–2017 Cycle	January 1, 2019
IFRIC 23 Uncertainty over Income Tax Treatments	January 1, 2019
Amendment to IFRS 10 and IAS 28, Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined

Schedule of prospective changes to revenue
The Group has performed an evaluation of the expected effect of adoption on the accounting for the license and collaboration agreement with Sarepta, the license and commercialization with Eurofarma and the research collaboration agreement with Roche. The Group currently estimates the following cumulative effect to total license and collaboration agreements revenues and research collaboration agreement revenue for the year ended January 31, 2018 after the adoption of IFRS 15:

Year ended January 31, 2018
£000
Estimated decrease in revenue by category:
Licensing agreements	13,059
Research collaboration agreement	—